Related Parties - Summary of Transactions With Subsidiary of Entity Having Significant Influence Over the Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subsidiaries of Naspers Limited [Member]
Balance Outstanding
Trade and other receivables	$ 4,879	$ 3,156
Holiday IQ Pte Ltd and Subsidiaries {Member]
Balance Outstanding
Trade and other receivables	10
Transactions
Revenue from air ticketing	36	27	$ 2
Services received	$ 75	$ 34	$ 72